Investments - Summary of group's share of joint venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments
Revenue	£ 121	£ 123
Net profit for the year	43	46	£ 19
Total assets	198	200
Total liabilities	(97)	(61)
Net assets	101	139
Goodwill	68	39
Total	169	178	£ 159
Other comprehensive income	£ 0	£ 0